DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Kokusai Equity ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.9%
Australia - 2.3%
Ampol Ltd.	2,507	$48,001
APA Group(a)	11,384	85,311
Aristocrat Leisure Ltd.	6,908	162,059
ASX Ltd.	2,193	103,496
Aurizon Holdings Ltd.	16,325	41,654
Australia & New Zealand Banking Group Ltd.	31,385	519,999
BHP Group Ltd.	53,049	1,617,186
BlueScope Steel Ltd.	5,167	60,660
Brambles Ltd.	14,991	121,578
Cochlear Ltd.	587	84,142
Coles Group Ltd.	13,331	151,326
Commonwealth Bank of Australia	17,969	1,297,970
Computershare Ltd.	5,724	106,721
CSL Ltd.	4,993	1,003,512
Dexus REIT	12,041	64,511
Endeavour Group Ltd.	13,936	65,051
Fortescue Metals Group Ltd.	18,157	235,656
Goodman Group REIT	17,542	224,619
GPT Group REIT	22,387	67,167
IDP Education Ltd.	2,287	45,626
IGO Ltd.	7,056	72,771
Insurance Australia Group Ltd.	24,577	78,675
Lendlease Corp. Ltd.(a)	7,597	38,718
Lottery Corp. Ltd.*	28,184	87,013
Macquarie Group Ltd.	3,843	459,938
Medibank Pvt Ltd.	31,226	61,272
Mineral Resources Ltd.	1,958	114,631
Mirvac Group REIT	44,321	66,190
National Australia Bank Ltd.	34,061	719,448
Newcrest Mining Ltd.	8,480	112,502
Northern Star Resources Ltd.	11,866	84,235
Orica Ltd.	5,205	51,694
Origin Energy Ltd.	19,925	104,882
Pilbara Minerals Ltd.*	26,559	82,885
Qantas Airways Ltd.*	8,405	35,124
QBE Insurance Group Ltd.	16,050	138,336
Ramsay Health Care Ltd.	2,068	91,143
REA Group Ltd.	644	53,182
Reece Ltd.	1,325	13,612
Rio Tinto Ltd.	4,032	295,999
Santos Ltd.	35,456	175,712
Scentre Group REIT	53,099	105,614
SEEK Ltd.	3,640	53,825
Sonic Healthcare Ltd.	4,957	107,160
South32 Ltd.	43,804	117,929
Stockland REIT	18,901	48,100
Suncorp Group Ltd.	13,301	106,180
Telstra Group Ltd.	38,195	101,805
Transurban Group(a)	33,729	322,787
Treasury Wine Estates Ltd.	9,025	83,408
Vicinity Ltd. REIT	51,676	70,253
Washington H Soul Pattinson & Co. Ltd.	2,244	42,544
Wesfarmers Ltd.	11,948	388,637
Westpac Banking Corp.	36,877	587,037
WiseTech Global Ltd.	1,441	54,998
Woodside Energy Group Ltd.	19,299	481,956
Woolworths Group Ltd.	12,766	294,698

(Cost $12,284,369)		12,011,138

Austria - 0.0%
Erste Group Bank AG	3,594	109,537
OMV AG	1,252	64,662
Verbund AG	609	53,958
voestalpine AG	1,178	31,488

(Cost $269,602)		259,645

Belgium - 0.2%
Ageas SA/NV	1,537	60,882
Anheuser-Busch InBev SA/NV	9,274	535,220
D’ieteren Group	265	49,305
Elia Group SA/NV	344	48,171
Groupe Bruxelles Lambert NV	1,191	93,960
KBC Group NV	2,684	145,751
Sofina SA	121	25,615
Solvay SA	812	78,491
UCB SA	1,433	113,288
Umicore SA	2,207	77,718
Warehouses De Pauw CVA REIT	1,569	40,873

(Cost $1,478,063)		1,269,274

Bermuda - 0.1%
Arch Capital Group Ltd.*	3,649	218,612
Everest Re Group Ltd.	411	138,893

(Cost $240,884)		357,505

Canada - 3.7%
Agnico Eagle Mines Ltd.	4,954	247,572
Air Canada*	1,527	21,727
Algonquin Power & Utilities Corp.	7,358	55,143
Alimentation Couche-Tard, Inc.	8,565	387,153
AltaGas Ltd.	2,275	37,875
ARC Resources Ltd.	7,237	106,657
Bank of Montreal	6,897	668,384
Bank of Nova Scotia(b)	12,806	662,923
Barrick Gold Corp.	19,388	313,909
BCE, Inc.	766	36,195
Brookfield Asset Management, Inc., Class A	14,914	697,681
BRP, Inc.	398	29,551
CAE, Inc.*	2,955	63,407
Cameco Corp.	4,331	104,689
Canadian Apartment Properties REIT	844	27,206
Canadian Imperial Bank of Commerce	9,592	458,409
Canadian National Railway Co.	6,264	797,913

Canadian Natural Resources Ltd.	11,631	689,006
Canadian Pacific Railway Ltd.	9,832	798,700
Canadian Tire Corp. Ltd., Class A	654	73,490
Canadian Utilities Ltd., Class A	1,372	37,232
CCL Industries, Inc., Class B	1,547	72,962
Cenovus Energy, Inc.(b)	14,713	290,310
CGI, Inc.*	2,305	199,675
Constellation Software, Inc.	214	342,305
Descartes Systems Group, Inc.*	851	58,623
Dollarama, Inc.	2,830	171,862
Element Fleet Management Corp.	3,800	53,425
Emera, Inc.	2,853	110,210
Empire Co. Ltd., Class A	1,417	38,286
Enbridge, Inc.	21,343	874,532
Fairfax Financial Holdings Ltd.	266	151,430
First Quantum Minerals Ltd.	6,186	145,923
FirstService Corp.	473	60,802
Fortis, Inc.	4,829	192,847
Franco-Nevada Corp.	2,043	296,105
George Weston Ltd.	818	101,639
GFL Environmental, Inc.	1,905	54,802
Gildan Activewear, Inc.	2,243	64,443
Great-West Lifeco, Inc.	2,608	61,713
Hydro One Ltd., 144A	3,660	101,563
iA Financial Corp., Inc.	1,131	63,312
IGM Financial, Inc.	1,249	35,958
Imperial Oil Ltd.	2,335	131,812
Intact Financial Corp.	1,882	279,392
Ivanhoe Mines Ltd., Class A*	6,379	56,652
Keyera Corp.	2,155	49,818
Kinross Gold Corp.	14,211	58,282
Loblaw Cos. Ltd.	1,753	156,977
Lululemon Athletica, Inc.*	1,182	449,526
Lundin Mining Corp.	6,394	39,052
Magna International, Inc.	2,866	175,106
Manulife Financial Corp.	20,455	365,586
Metro, Inc.	2,248	128,277
National Bank of Canada	3,570	252,615
Northland Power, Inc.	2,762	77,622
Nutrien Ltd.	5,808	463,158
Nuvei Corp., 144A*	663	20,276
Onex Corp.	727	38,015
Open Text Corp.	2,596	75,638
Pan American Silver Corp.	2,017	32,865
Parkland Corp.	1,889	39,934
Pembina Pipeline Corp.	5,419	196,302
Power Corp. of Canada	6,251	156,033
Quebecor, Inc., Class B(b)	1,565	33,466
Restaurant Brands International, Inc.	3,131	206,308
RioCan Real Estate Investment Trust REIT	1,558	24,295
Ritchie Bros Auctioneers, Inc.	1,163	63,267
Rogers Communications, Inc., Class B	3,414	155,830
Royal Bank of Canada	14,582	1,438,947
Saputo, Inc.	2,472	60,902
Shaw Communications, Inc., Class B	4,810	130,246
Shopify, Inc., Class A*	12,001	489,176
Sun Life Financial, Inc.	6,191	291,078
Suncor Energy, Inc.	14,240	464,583
TC Energy Corp.	10,625	467,102
Teck Resources Ltd., Class B	5,134	188,818
TELUS Corp.	4,782	101,023
TFI International, Inc.	831	89,493
Thomson Reuters Corp.	1,636	191,138
TMX Group Ltd.	650	67,623
Toromont Industries Ltd.	870	65,701
Toronto-Dominion Bank	19,261	1,271,990
Tourmaline Oil Corp.	3,360	202,909
West Fraser Timber Co. Ltd.(b)	468	36,323
Wheaton Precious Metals Corp.	4,741	183,597
WSP Global, Inc.	1,379	164,123

(Cost $19,175,403)		19,488,425

Chile - 0.0%
Antofagasta PLC
(Cost $80,056)	4,186	70,215

Denmark - 0.8%
A.P. Moller - Maersk A/S, Class A	33	68,661
A.P. Moller - Maersk A/S, Class B	55	116,872
Carlsberg A/S, Class B	958	118,482
Chr Hansen Holding A/S	1,273	76,940
Coloplast A/S, Class B	1,263	145,748
Danske Bank A/S	6,419	113,297
Demant A/S*	883	24,447
DSV A/S	2,021	313,067
Genmab A/S*	659	298,223
Novo Nordisk A/S, Class B	17,403	2,129,691
Novozymes A/S, Class B	2,102	119,421
Orsted AS, 144A	2,061	177,035
Pandora A/S	1,202	87,791
ROCKWOOL A/S, Class B	34	7,293
Tryg A/S	3,795	86,946
Vestas Wind Systems A/S	10,782	267,860

(Cost $3,861,217)		4,151,774

Finland - 0.4%
Elisa OYJ	1,275	65,325
Fortum OYJ	4,980	78,017
Kesko OYJ, Class B	2,459	51,879
Kone OYJ, Class B	3,570	174,640
Neste OYJ	4,438	225,463
Nokia OYJ	59,302	284,114
Nordea Bank Abp	33,848	347,564
Orion OYJ, Class B	1,258	65,723
Sampo OYJ, Class A	5,045	252,145
Stora Enso OYJ, Class R	5,413	77,890
UPM-Kymmene OYJ	5,952	214,313
Wartsila OYJ Abp	5,034	42,700

(Cost $2,016,438)		1,879,773

France - 3.3%
Accor SA*	2,048	53,182
Aeroports de Paris*	316	47,748
Air Liquide SA	5,490	781,327
Airbus SE	6,183	695,203
Alstom SA	2,783	71,237
Amundi SA, 144A	514	28,314
Arkema SA	656	56,819
AXA SA	19,843	552,055
BioMerieux	554	54,795
BNP Paribas SA	11,828	650,708
Bollore SE	12,487	68,915
Bouygues SA	2,769	84,279
Bureau Veritas SA	3,469	89,368
Capgemini SE	1,728	304,249
Carrefour SA	7,249	122,595
Cie de Saint-Gobain	5,246	236,291
Cie Generale des Etablissements Michelin SCA	7,667	210,976
Covivio REIT	651	37,068
Credit Agricole SA	12,106	119,788
Danone SA	6,998	360,851
Dassault Aviation SA	202	31,448
Dassault Systemes SE	6,978	252,082
Edenred	2,625	141,845
Eiffage SA	859	83,087
Electricite de France SA	4,962	61,310
Engie SA	19,135	286,078
EssilorLuxottica SA	3,077	561,728
Eurazeo SE	503	30,997
Gecina SA REIT	567	54,440
Getlink SE	5,071	82,680
Hermes International	328	520,941
Ipsen SA	394	43,489
Kering SA	789	460,952
Klepierre SA REIT*	1,889	42,751
La Francaise des Jeux SAEM, 144A	1,190	46,830
Legrand SA	2,751	219,467
L’Oreal SA	2,535	926,086
LVMH Moet Hennessy Louis Vuitton SE	2,925	2,220,547
Orange SA(b)	21,011	211,321
Pernod Ricard SA	2,165	421,206
Publicis Groupe SA	2,238	143,792
Remy Cointreau SA	246	41,743
Renault SA*	2,024	72,545
Safran SA	3,450	417,110
Sanofi	12,033	1,071,468
Sartorius Stedim Biotech	294	97,869
Schneider Electric SE	5,600	801,019
SEB SA	129	9,988
Societe Generale SA	8,328	205,713
Sodexo SA	988	93,286
Teleperformance	655	145,270
Thales SA	1,121	140,990
TotalEnergies SE(b)	26,113	1,621,571
Ubisoft Entertainment SA*	719	19,678
Unibail-Rodamco-Westfield REIT*	1,274	66,428
Valeo	2,248	41,085
Veolia Environnement SA	6,433	162,812
Vinci SA	5,574	554,528
Vivendi SE	7,528	66,505
Wendel SE	286	26,047
Worldline SA, 144A*	2,587	119,734

(Cost $16,971,194)		17,244,234

Germany - 2.2%
adidas AG	1,818	228,859
Allianz SE	4,222	888,347
BASF SE	9,722	485,648
Bayer AG	10,496	598,503
Bayerische Motoren Werke AG	3,545	315,041
Bechtle AG	752	26,613
Beiersdorf AG	1,058	113,240
Brenntag SE	1,409	87,018
Carl Zeiss Meditec AG	471	62,633
Commerzbank AG*	11,245	92,697
Continental AG	1,156	68,179
Covestro AG, 144A	2,058	80,883
Daimler Truck Holding AG*	4,426	142,960
Delivery Hero SE, 144A*	1,558	65,724
Deutsche Bank AG(c)	21,324	222,241
Deutsche Boerse AG	2,011	364,223
Deutsche Lufthansa AG*	5,569	43,906
Deutsche Post AG	10,618	413,589
Deutsche Telekom AG	34,133	682,025
E.ON SE	22,476	211,151
Evonik Industries AG	2,210	42,609
Fresenius Medical Care AG & Co. KGaA	2,069	63,314
Fresenius SE & Co. KGaA	4,251	116,254
GEA Group AG	1,618	64,773
Hannover Rueck SE	600	112,191
HeidelbergCement AG	1,542	82,752
HelloFresh SE*	1,540	37,073
Henkel AG & Co. KGaA	1,178	77,264
Infineon Technologies AG	13,990	454,040
Knorr-Bremse AG	647	36,134
LEG Immobilien SE	676	42,250
Mercedes-Benz Group AG	8,451	560,381
Merck KGaA	1,361	243,555
MTU Aero Engines AG	643	132,678
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,435	445,038
Nemetschek SE	589	28,261

Puma SE	1,179	59,120
Rational AG	34	20,742
Rheinmetall AG	456	91,275
RWE AG	6,870	297,095
SAP SE	10,998	1,182,915
Scout24 SE, 144A	586	31,351
Siemens AG	7,950	1,074,130
Siemens Energy AG	4,186	68,143
Siemens Healthineers AG, 144A	2,957	154,243
Symrise AG	1,433	160,755
Telefonica Deutschland Holding AG	10,718	25,250
United Internet AG	1,437	29,859
Volkswagen AG	314	59,182
Vonovia SE	8,233	199,127
Zalando SE, 144A*	2,162	66,204

(Cost $13,412,658)		11,251,438

Hong Kong - 0.8%
AIA Group Ltd.	124,878	1,255,899
BOC Hong Kong Holdings Ltd.	35,779	113,450
Budweiser Brewing Co. APAC Ltd., 144A	20,536	58,934
CK Asset Holdings Ltd.	21,324	127,171
CK Hutchison Holdings Ltd.	27,551	159,895
CK Infrastructure Holdings Ltd.	6,637	33,417
CLP Holdings Ltd.	16,859	122,250
ESR Group Ltd., 144A	26,986	60,987
Futu Holdings Ltd., ADR*	662	40,706
Galaxy Entertainment Group Ltd.	21,091	126,187
Hang Lung Properties Ltd.	28,377	52,279
Hang Seng Bank Ltd.	7,093	109,228
Henderson Land Development Co. Ltd.	17,717	58,334
HK Electric Investments & HK Electric Investments Ltd.(a)	43,878	32,436
HKT Trust & HKT Ltd.(a)	32,397	39,347
Hong Kong & China Gas Co. Ltd.	102,306	87,030
Hong Kong Exchanges & Clearing Ltd.	12,866	504,387
Hongkong Land Holdings Ltd.	12,100	48,521
Jardine Matheson Holdings Ltd.	1,651	79,776
Link REIT	20,921	140,715
MTR Corp. Ltd.	17,543	84,394
New World Development Co. Ltd.	15,905	37,656
Power Assets Holdings Ltd.	14,613	75,166
Sino Land Co. Ltd.	36,093	44,899
SITC International Holdings Co. Ltd.	15,433	33,691
Sun Hung Kai Properties Ltd.	14,824	177,953
Swire Pacific Ltd., Class A	3,327	26,022
Swire Properties Ltd.	13,400	30,009
Techtronic Industries Co. Ltd.	14,647	174,139
WH Group Ltd., 144A	110,032	64,422
Wharf Real Estate Investment Co. Ltd.	14,195	65,469
Xinyi Glass Holdings Ltd.	17,012	32,605

(Cost $4,812,891)		4,097,374

Ireland - 1.1%
Accenture PLC, Class A	6,660	2,004,194
AerCap Holdings NV*	1,414	86,820
AIB Group PLC	10,277	32,740
Allegion PLC	931	105,808
Aptiv PLC*	2,891	308,383
Bank of Ireland Group PLC	10,885	87,510
CRH PLC	8,071	315,875
DCC PLC	1,183	61,834
Experian PLC	9,365	323,988
Flutter Entertainment PLC*	1,754	254,195
James Hardie Industries PLC CDI	4,349	85,046
Jazz Pharmaceuticals PLC*	646	101,364
Kerry Group PLC, Class A	1,507	140,489
Kingspan Group PLC	1,626	89,470
Medtronic PLC	14,022	1,108,299
Smurfit Kappa Group PLC	2,152	75,847
Trane Technologies PLC	2,456	438,199

(Cost $6,090,773)		5,620,061

Israel - 0.3%
Azrieli Group Ltd.	561	39,039
Bank Hapoalim BM	13,376	126,460
Bank Leumi Le-Israel BM	14,706	130,978
Bezeq The Israeli Telecommunication Corp. Ltd.	20,763	37,912
Check Point Software Technologies Ltd.*	1,084	143,988
CyberArk Software Ltd.*	496	73,939
Elbit Systems Ltd.	283	48,721
ICL Group Ltd.	7,695	62,625
Israel Discount Bank Ltd., Class A	12,524	72,705
Mizrahi Tefahot Bank Ltd.	1,777	64,327
Nice Ltd.*	720	135,014
SolarEdge Technologies, Inc.*	567	169,454
Teva Pharmaceutical Industries Ltd., ADR*	12,191	106,915
Tower Semiconductor Ltd.*	1,147	50,331
Wix.com Ltd.*	644	58,275
ZIM Integrated Shipping Services Ltd.(b)	885	18,603

(Cost $1,410,363)		1,339,286

Italy - 0.6%
Amplifon SpA	1,275	35,249
Assicurazioni Generali SpA	11,653	203,255
Atlantia SpA	5,223	123,314
Davide Campari-Milano NV	5,568	57,474
DiaSorin SpA	193	25,228
Enel SpA	85,958	454,393
Eni SpA	26,787	395,074
Ferrari NV	1,274	277,965
FinecoBank Banca Fineco SpA	5,423	86,214
Infrastrutture Wireless Italiane SpA, 144A	2,866	28,028
Intesa Sanpaolo SpA	174,275	380,776
Mediobanca Banca di Credito Finanziario SpA	5,650	53,603

Moncler SpA	2,153	108,736
Nexi SpA, 144A*	6,823	59,041
Poste Italiane SpA, 144A	7,246	70,027
Prysmian SpA	2,956	101,658
Recordati Industria Chimica e Farmaceutica SpA	1,343	56,198
Snam SpA	21,239	106,457
Telecom Italia SpA*(b)	53,264	11,309
Terna - Rete Elettrica Nazionale	12,869	96,862
UniCredit SpA	20,289	272,079

(Cost $3,200,200)		3,002,940

Jersey - 0.0%
Novocure Ltd.*(b)
(Cost $101,886)	834	64,085

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $64,591)	2,053	37,016

Luxembourg - 0.1%
ArcelorMittal SA	5,260	139,786
Aroundtown SA	10,721	25,334
Eurofins Scientific SE	1,443	98,686
Tenaris SA	4,952	85,227

(Cost $371,643)		349,033

Macau - 0.0%
Sands China Ltd.*
(Cost $96,173)	26,189	70,459

Netherlands - 1.5%
ABN AMRO Bank NV, 144A	2,867	36,118
Adyen NV, 144A*	231	348,164
Aegon NV	19,718	94,691
Akzo Nobel NV	1,979	139,010
Argenx SE*	593	238,127
ASM International NV	491	130,940
ASML Holding NV	4,251	2,455,959
Euronext NV, 144A	904	67,707
EXOR NV*	1,359	105,059
Heineken Holding NV	875	64,913
Heineken NV	2,564	233,061
IMCD NV	668	95,777
ING Groep NV	40,168	479,351
JDE Peet’s NV	740	22,508
Just Eat Takeaway.com NV, 144A*	1,974	43,882
Koninklijke Ahold Delhaize NV	11,432	327,409
Koninklijke DSM NV	1,858	233,971
Koninklijke KPN NV	37,552	113,754
Koninklijke Philips NV	9,820	143,498
NN Group NV	3,208	134,173
NXP Semiconductors NV	2,819	495,693
OCI NV	1,107	46,254
Prosus NV*	8,739	562,292
QIAGEN NV*	2,434	118,592
Randstad NV	1,441	81,605
Stellantis NV*	23,100	354,205
Universal Music Group NV	7,528	174,402
Wolters Kluwer NV	2,773	300,369

(Cost $7,893,223)		7,641,484

New Zealand - 0.1%
Auckland International Airport Ltd.*	12,828	64,058
Fisher & Paykel Healthcare Corp. Ltd.	5,532	81,088
Mercury NZ Ltd.	7,206	24,616
Meridian Energy Ltd.	13,566	41,245
Spark New Zealand Ltd.	22,480	71,906
Xero Ltd.*	1,525	72,144

(Cost $461,970)		355,057

Norway - 0.2%
Adevinta ASA*	1,886	14,612
Aker BP ASA	3,267	111,956
DNB Bank ASA	9,727	185,835
Equinor ASA	9,916	377,003
Gjensidige Forsikring ASA	1,901	36,071
Kongsberg Gruppen ASA	944	38,286
Mowi ASA	4,276	65,891
Norsk Hydro ASA	16,424	119,550
Orkla ASA	8,653	60,712
Salmar ASA	620	21,464
Telenor ASA	7,867	75,189
Yara International ASA	1,433	64,672

(Cost $1,181,972)		1,171,241

Portugal - 0.1%
EDP - Energias de Portugal SA	31,046	144,457
Galp Energia SGPS SA	4,007	48,622
Jeronimo Martins SGPS SA	3,502	76,444

(Cost $277,907)		269,523

Singapore - 0.4%
CapitaLand Ascendas REIT	34,979	71,219
CapitaLand Integrated Commercial Trust REIT	48,156	72,745
Capitaland Investment Ltd.	27,702	74,193
City Developments Ltd.	3,300	19,964
DBS Group Holdings Ltd.	19,307	495,814
Genting Singapore Ltd.	88,400	56,770
Grab Holdings Ltd., Class A*	12,634	38,155
Jardine Cycle & Carriage Ltd.	1,300	28,660
Keppel Corp. Ltd.	15,500	85,288
Mapletree Logistics Trust REIT	34,128	40,098
Mapletree Pan Asia Commercial Trust REIT	14,100	17,595
Oversea-Chinese Banking Corp. Ltd.	35,285	320,328
Sea Ltd., ADR*	3,780	220,639
Singapore Airlines Ltd.*	14,250	57,195
Singapore Exchange Ltd.	9,131	60,305
Singapore Technologies Engineering Ltd.	10,502	26,287
Singapore Telecommunications Ltd.	87,200	173,089
United Overseas Bank Ltd.	12,601	286,909

UOL Group Ltd.	2,801	13,613
Venture Corp. Ltd.	2,056	25,957
Wilmar International Ltd.	20,400	61,038

(Cost $2,456,721)		2,245,861

Spain - 0.7%
Acciona SA	263	50,477
ACS Actividades de Construccion y Servicios SA	2,320	64,641
Aena SME SA, 144A*	738	93,693
Amadeus IT Group SA*	4,744	250,388
Banco Bilbao Vizcaya Argentaria SA	63,976	369,679
Banco Santander SA	172,538	506,402
CaixaBank SA	46,707	171,303
Cellnex Telecom SA, 144A*	5,726	192,202
Corp ACCIONA Energias Renovables SA	692	26,976
EDP Renovaveis SA	2,883	65,455
Enagas SA	2,776	49,249
Endesa SA	3,394	61,855
Ferrovial SA	5,239	138,095
Grifols SA*(b)	3,570	37,328
Iberdrola SA	62,187	690,253
Industria de Diseno Textil SA	11,424	292,421
Naturgy Energy Group SA(b)	1,079	29,752
Red Electrica Corp. SA	4,174	72,181
Repsol SA	15,683	238,991
Siemens Gamesa Renewable Energy SA*	2,068	38,392
Telefonica SA	57,332	211,629

(Cost $3,948,202)		3,651,362

Sweden - 0.9%
Alfa Laval AB	3,477	97,067
Assa Abloy AB, Class B	10,448	233,478
Atlas Copco AB, Class A	28,529	345,543
Atlas Copco AB, Class B(b)	16,708	183,252
Boliden AB	2,882	104,834
Electrolux AB, Class B(b)	2,248	31,309
Embracer Group AB*(b)	6,727	28,012
Epiroc AB, Class A(b)	7,164	134,294
Epiroc AB, Class B	4,774	77,762
EQT AB	3,300	72,785
Essity AB, Class B	5,908	141,608
Evolution AB, 144A	1,887	188,810
Fastighets AB Balder, Class B*	8,274	35,746
Getinge AB, Class B	2,631	59,657
H & M Hennes & Mauritz AB, Class B(b)	8,596	94,039
Hexagon AB, Class B	20,253	224,394
Holmen AB, Class B	991	39,951
Husqvarna AB, Class B	3,522	26,733
Industrivarden AB, Class A	1,509	37,924
Industrivarden AB, Class C	1,886	47,062
Indutrade AB	2,878	60,211
Investment AB Latour, Class B(b)	1,355	26,010
Investor AB, Class A(b)	5,453	102,246
Investor AB, Class B	19,580	354,371
Kinnevik AB, Class B*	2,684	40,107
L E Lundbergforetagen AB, Class B	661	28,067
Lifco AB, Class B	2,760	46,458
Nibe Industrier AB, Class B	16,347	150,198
Sagax AB, Class B	2,014	43,571
Sandvik AB	11,326	202,861
Securitas AB, Class B(b)	3,369	26,974
Skandinaviska Enskilda Banken AB, Class A	17,148	192,565
Skanska AB, Class B	2,861	45,194
SKF AB, Class B	3,392	55,140
Svenska Cellulosa AB SCA, Class B	6,139	81,229
Svenska Handelsbanken AB, Class A	14,293	141,606
Swedbank AB, Class A	9,802	155,526
Swedish Match AB	14,697	158,495
Swedish Orphan Biovitrum AB*	1,776	37,822
Tele2 AB, Class B	5,661	49,275
Telefonaktiebolaget LM Ericsson, Class B	31,875	194,649
Telia Co. AB	26,262	70,483
Volvo AB, Class A	1,612	30,203
Volvo AB, Class B	15,895	286,157
Volvo Car AB, Class B*(b)	6,277	30,361

(Cost $5,845,222)		4,814,039

Switzerland - 3.3%
ABB Ltd.	17,067	525,938
Adecco Group AG	1,447	48,373
Alcon, Inc.	5,259	353,599
Bachem Holding AG	205	19,526
Baloise Holding AG	556	83,043
Banque Cantonale Vaudoise	280	25,994
Barry Callebaut AG	38	76,698
BKW AG	222	28,497
Chocoladefabriken Lindt & Spruengli AG	1	101,706
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	11	114,532
Chubb Ltd.	4,434	973,662
Cie Financiere Richemont SA, Class A	5,583	726,918
Clariant AG*	1,604	25,590
Coca-Cola HBC AG*	1,538	36,907
Credit Suisse Group AG(b)	27,395	81,143
EMS-Chemie Holding AG	75	51,325
Garmin Ltd.	1,596	148,412
Geberit AG	375	175,859
Givaudan SA	100	332,301
Glencore PLC	104,149	698,915
Holcim AG*	5,842	298,983
Julius Baer Group Ltd.	2,083	117,711
Kuehne + Nagel International AG	571	137,004
Logitech International SA	1,615	94,688
Lonza Group AG	785	403,891

Nestle SA	28,905	3,408,226
Novartis AG	22,837	2,005,054
Partners Group Holding AG	241	233,981
Roche Holding AG	7,396	2,389,387
Roche Holding AG	284	112,795
Schindler Holding AG	250	44,293
Schindler Holding AG Participation Certificates	530	98,546
SGS SA	68	157,019
SIG Group AG*	3,217	69,895
Sika AG	1,502	373,628
Sonova Holding AG	564	143,257
STMicroelectronics NV	7,096	263,432
Straumann Holding AG	1,172	132,361
Swatch Group AG - Bearer	308	80,754
Swatch Group AG - Registered	751	35,597
Swiss Life Holding AG	328	172,684
Swiss Prime Site AG	727	59,900
Swiss Re AG	3,304	292,063
Swisscom AG	276	147,219
Temenos AG	650	38,928
UBS Group AG	35,200	636,389
VAT Group AG, 144A	287	77,959
Zurich Insurance Group AG	1,578	750,119

(Cost $18,126,414)		17,404,701

United Kingdom - 4.7%
3i Group PLC	9,322	149,705
abrdn PLC(b)	17,635	40,827
Admiral Group PLC	2,151	51,898
Amcor PLC	14,698	181,520
Anglo American PLC	13,312	540,200
Ashtead Group PLC	4,506	266,968
Associated British Foods PLC	4,276	80,509
AstraZeneca PLC	16,327	2,171,098
Auto Trader Group PLC, 144A	10,678	71,950
AVEVA Group PLC	1,176	44,550
Aviva PLC	29,313	155,100
BAE Systems PLC	33,139	324,641
Barclays PLC	176,480	338,878
Barratt Developments PLC	9,916	46,964
Berkeley Group Holdings PLC	1,274	57,821
BP PLC	197,799	1,171,905
British American Tobacco PLC	22,689	916,259
British Land Co. PLC REIT	9,639	45,262
BT Group PLC	73,182	105,803
Bunzl PLC	3,554	129,005
Burberry Group PLC	3,660	94,889
Clarivate PLC*	3,643	35,665
CNH Industrial NV	9,923	156,017
Coca-Cola Europacific Partners PLC	2,074	110,109
Compass Group PLC	18,348	409,044
Croda International PLC	1,456	117,805
Diageo PLC	23,801	1,079,363
Entain PLC	6,324	105,588
Ferguson PLC	2,247	250,523
GSK PLC	42,376	709,950
Haleon PLC*	52,971	179,219
Halma PLC	3,663	94,748
Hargreaves Lansdown PLC	3,549	35,655
HSBC Holdings PLC	212,263	1,288,440
Imperial Brands PLC	9,506	240,565
Informa PLC	13,469	98,519
InterContinental Hotels Group PLC	2,068	118,140
Intertek Group PLC	1,703	82,037
J Sainsbury PLC	18,958	50,257
JD Sports Fashion PLC	33,261	49,929
Johnson Matthey PLC	1,972	49,059
Kingfisher PLC	18,156	52,131
Land Securities Group PLC REIT	7,418	54,259
Legal & General Group PLC	59,923	179,548
Liberty Global PLC, Class A*	2,784	55,903
Liberty Global PLC, Class C*	2,879	59,538
Linde PLC	5,221	1,756,762
Lloyds Banking Group PLC	693,715	387,503
London Stock Exchange Group PLC	3,360	330,037
M&G PLC	29,478	67,472
Melrose Industries PLC	45,027	70,862
Mondi PLC	5,709	104,906
National Grid PLC	39,344	475,342
NatWest Group PLC	54,956	171,406
Next PLC	1,212	84,293
Ocado Group PLC*(b)	5,273	39,097
Pearson PLC	5,387	63,846
Pentair PLC	1,879	86,002
Persimmon PLC	3,391	51,368
Phoenix Group Holdings PLC	7,899	55,388
Prudential PLC	28,934	337,477
Reckitt Benckiser Group PLC	7,649	541,815
RELX PLC	19,860	546,817
Rentokil Initial PLC	26,400	170,215
Rio Tinto PLC	11,830	786,834
Rolls-Royce Holdings PLC*	90,971	98,500
Sage Group PLC	9,649	91,537
Schroders PLC	4,647	24,483
Segro PLC REIT	12,781	120,367
Severn Trent PLC	2,864	92,499
Shell PLC	76,403	2,223,755
Smith & Nephew PLC	9,265	119,771
Smiths Group PLC	3,451	65,284
Spirax-Sarco Engineering PLC	683	91,140
SSE PLC	10,860	220,963
St James’s Place PLC	5,716	78,249
Standard Chartered PLC	25,489	187,411
Taylor Wimpey PLC	33,857	41,691
Tesco PLC	84,807	229,767

Unilever PLC	26,975	1,331,240
United Utilities Group PLC	6,895	84,083
Vodafone Group PLC	283,731	310,323
Whitbread PLC	2,149	66,131
Willis Towers Watson PLC	1,129	277,915
WPP PLC	12,837	132,329

(Cost $24,496,162)		24,662,643

United States - 71.0%
3M Co.	5,776	727,603
A O Smith Corp.	1,384	84,064
Abbott Laboratories	18,296	1,968,284
AbbVie, Inc.	18,637	3,003,912
ABIOMED, Inc.*	480	181,339
Activision Blizzard, Inc.	8,322	615,412
Adobe, Inc.*	4,923	1,698,090
Advance Auto Parts, Inc.	643	97,087
Advanced Micro Devices, Inc.*	16,882	1,310,550
AES Corp.	7,163	207,154
Affirm Holdings, Inc.*(b)	2,003	27,882
Aflac, Inc.	6,504	467,833
Agilent Technologies, Inc.	3,161	489,892
Air Products and Chemicals, Inc.	2,338	725,154
Airbnb, Inc., Class A*	3,951	403,555
Akamai Technologies, Inc.*	1,692	160,503
Albemarle Corp.	1,231	342,206
Alcoa Corp.	1,941	97,302
Alexandria Real Estate Equities, Inc. REIT	1,603	249,443
Align Technology, Inc.*	747	146,905
Alliant Energy Corp.	2,758	155,275
Allstate Corp.	2,856	382,418
Ally Financial, Inc.	3,394	91,672
Alnylam Pharmaceuticals, Inc.*	1,250	275,737
Alphabet, Inc., Class A*	62,940	6,356,311
Alphabet, Inc., Class C*	58,326	5,917,173
Altria Group, Inc.	19,142	891,634
Amazon.com, Inc.*	96,461	9,312,345
AMERCO*	936	59,127
Ameren Corp.	2,841	253,758
American Electric Power Co., Inc.	5,309	513,911
American Express Co.	6,796	1,070,982
American Financial Group, Inc.	747	106,238
American Homes 4 Rent, Class A REIT	3,294	108,933
American International Group, Inc.	7,909	499,137
American Tower Corp. REIT	4,911	1,086,559
American Water Works Co., Inc.	1,912	290,165
Ameriprise Financial, Inc.	1,164	386,390
AmerisourceBergen Corp.	1,655	282,492
AMETEK, Inc.	2,437	347,078
Amgen, Inc.	5,643	1,616,155
Amphenol Corp., Class A	6,448	518,613
Analog Devices, Inc.	5,510	947,224
Annaly Capital Management, Inc. REIT(b)	5,118	110,907
ANSYS, Inc.*	921	234,210
Aon PLC, Class A	2,220	684,382
APA Corp.	3,656	171,284
Apollo Global Management, Inc.	4,210	292,132
Apple, Inc.	168,905	25,003,007
Applied Materials, Inc.	9,062	993,195
Aramark	2,229	92,726
Archer-Daniels-Midland Co.	5,765	562,087
Ares Management Corp., Class A	1,633	128,011
Arista Networks, Inc.*	2,592	361,066
Arrow Electronics, Inc.*	839	91,233
Arthur J Gallagher & Co.	2,164	430,874
Aspen Technology, Inc.*	300	69,150
Assurant, Inc.	648	83,087
AT&T, Inc.	75,404	1,453,789
Atmos Energy Corp.	1,564	187,993
Autodesk, Inc.*	2,294	463,273
Automatic Data Processing, Inc.	4,427	1,169,348
AutoZone, Inc.*	203	523,537
AvalonBay Communities, Inc. REIT	1,427	249,582
Avantor, Inc.*	6,427	143,194
Avery Dennison Corp.	858	165,877
Baker Hughes Co.	10,045	291,506
Ball Corp.	3,386	189,887
Bank of America Corp.	76,491	2,895,184
Bank of New York Mellon Corp.	8,245	378,445
Bath & Body Works, Inc.	2,230	94,775
Baxter International, Inc.	5,145	290,847
Becton Dickinson and Co.	3,002	748,519
Bentley Systems, Inc., Class B	1,975	78,230
Berkshire Hathaway, Inc., Class B*	13,695	4,363,227
Best Buy Co., Inc.	2,321	197,981
Bill.com Holdings, Inc.*	985	118,614
Biogen, Inc.*	1,529	466,605
BioMarin Pharmaceutical, Inc.*	1,937	195,598
Bio-Rad Laboratories, Inc., Class A*	238	98,701
Bio-Techne Corp.	1,644	139,724
Black Knight, Inc.*	1,638	101,540
BlackRock, Inc.	1,579	1,130,564
Blackstone, Inc.	7,375	675,034
Block, Inc.*	5,458	369,889
Boeing Co.*	5,919	1,058,791
Booking Holdings, Inc.*	415	862,972
Booz Allen Hamilton Holding Corp.	1,547	164,601
BorgWarner, Inc.	2,137	90,844
Boston Properties, Inc. REIT	1,446	104,228
Boston Scientific Corp.*	15,337	694,306
Bristol-Myers Squibb Co.	22,372	1,796,024
Broadcom, Inc.	4,244	2,338,571
Broadridge Financial Solutions, Inc.	1,261	188,028
Brookfield Renewable Corp., Class A	1,360	43,959
Brown & Brown, Inc.	2,740	163,277

Brown-Forman Corp., Class B	3,261	238,118
Bunge Ltd.	1,539	161,349
Burlington Stores, Inc.*(b)	648	126,801
C.H. Robinson Worldwide, Inc.	1,351	135,397
Cadence Design Systems, Inc.*	2,968	510,615
Caesars Entertainment, Inc.*	2,164	109,953
Camden Property Trust REIT	1,046	125,865
Campbell Soup Co.	1,961	105,247
Capital One Financial Corp.	3,952	408,004
Cardinal Health, Inc.	2,919	234,016
Carlisle Cos., Inc.	544	143,132
Carlyle Group, Inc.	2,012	62,714
CarMax, Inc.*(b)	1,543	107,022
Carnival Corp.*	8,578	85,180
Carrier Global Corp.	9,011	399,368
Catalent, Inc.*	1,790	89,733
Caterpillar, Inc.	5,586	1,320,586
Cboe Global Markets, Inc.	1,003	127,221
CBRE Group, Inc., Class A*	3,244	258,222
CDW Corp.	1,400	264,096
Celanese Corp.	1,236	132,623
Centene Corp.*	5,840	508,372
CenterPoint Energy, Inc.	6,629	206,228
Ceridian HCM Holding, Inc.*	1,364	93,352
CF Industries Holdings, Inc.	2,142	231,743
Charles River Laboratories International, Inc.*	572	130,742
Charles Schwab Corp.	15,263	1,259,808
Charter Communications, Inc., Class A*	1,166	456,244
Cheniere Energy, Inc.	2,418	424,020
Chesapeake Energy Corp.	1,047	108,365
Chevron Corp.	19,528	3,579,678
Chewy, Inc., Class A*	729	31,442
Chipotle Mexican Grill, Inc.*	298	484,834
Church & Dwight Co., Inc.	2,554	209,096
Cigna Corp.	3,202	1,053,106
Cincinnati Financial Corp.	1,607	178,313
Cintas Corp.	986	455,315
Cisco Systems, Inc.	43,753	2,175,399
Citigroup, Inc.	20,320	983,691
Citizens Financial Group, Inc.	5,144	218,003
Cleveland-Cliffs, Inc.*	5,524	85,512
Clorox Co.	1,295	192,502
Cloudflare, Inc., Class A*	2,816	138,378
CME Group, Inc.	3,698	652,697
CMS Energy Corp.	2,829	172,767
Coca-Cola Co.	43,180	2,746,680
Cognex Corp.	1,507	75,018
Cognizant Technology Solutions Corp., Class A	5,279	328,407
Coinbase Global, Inc., Class A*(b)	1,261	57,666
Colgate-Palmolive Co.	8,319	644,556
Comcast Corp., Class A	45,942	1,683,315
Conagra Brands, Inc.	5,234	198,787
ConocoPhillips	13,344	1,648,117
Consolidated Edison, Inc.	3,731	365,787
Constellation Brands, Inc., Class A	1,735	446,502
Constellation Energy Corp.	3,530	339,304
Cooper Cos., Inc.	542	171,462
Copart, Inc.*	4,362	290,335
Corning, Inc.	8,586	293,040
Corteva, Inc.	7,658	514,311
CoStar Group, Inc.*	4,323	350,336
Costco Wholesale Corp.	4,668	2,517,219
Coterra Energy, Inc.	8,572	239,245
Crowdstrike Holdings, Inc., Class A*	2,058	242,124
Crown Castle, Inc. REIT	4,550	643,506
Crown Holdings, Inc.	1,390	114,272
CSX Corp.	22,131	723,462
Cummins, Inc.	1,427	358,405
CVS Health Corp.	13,617	1,387,300
D.R. Horton, Inc.	3,557	305,902
Danaher Corp.	7,258	1,984,410
Darden Restaurants, Inc.	1,350	198,436
Darling Ingredients, Inc.*	1,612	115,790
Datadog, Inc., Class A*	2,638	199,908
DaVita, Inc.*	690	50,874
Deere & Co.	3,072	1,354,752
Dell Technologies, Inc., Class C	2,718	121,739
Delta Air Lines, Inc.*	1,356	47,962
DENTSPLY SIRONA, Inc.	2,179	65,937
Devon Energy Corp.	6,464	442,913
Dexcom, Inc.*	4,086	475,120
Diamondback Energy, Inc.	1,773	262,439
Digital Realty Trust, Inc. REIT	2,998	337,155
Discover Financial Services	3,002	325,297
DISH Network Corp., Class A*	2,762	44,330
DocuSign, Inc.*	2,070	97,435
Dollar General Corp.	2,437	623,092
Dollar Tree, Inc.*	2,323	349,124
Dominion Energy, Inc.	8,537	521,696
Domino’s Pizza, Inc.	416	161,712
DoorDash, Inc., Class A*	2,429	141,489
Dover Corp.	1,520	215,764
Dow, Inc.	7,658	390,328
Dropbox, Inc., Class A*	2,758	64,978
DTE Energy Co.	2,143	248,609
Duke Energy Corp.	8,100	809,433
DuPont de Nemours, Inc.	5,495	387,452
Dynatrace, Inc.*	2,229	86,374
Eastman Chemical Co.	1,452	125,772
Eaton Corp. PLC	4,101	670,308
eBay, Inc.	5,632	255,918
Ecolab, Inc.	2,762	413,830
Edison International	4,097	273,106
Edwards Lifesciences Corp.*	6,566	507,223

Elanco Animal Health, Inc.*	4,180	53,797
Electronic Arts, Inc.	2,942	384,755
Elevance Health, Inc.	2,539	1,353,084
Eli Lilly & Co.	8,483	3,147,872
Emerson Electric Co.	6,248	598,371
Enphase Energy, Inc.*	1,430	458,444
Entegris, Inc.	1,378	106,506
Entergy Corp.	2,137	248,469
EOG Resources, Inc.	6,164	874,857
EPAM Systems, Inc.*	618	227,782
EQT Corp.	3,570	151,404
Equifax, Inc.	1,312	258,949
Equinix, Inc. REIT	958	661,643
Equitable Holdings, Inc.	4,184	132,800
Equity LifeStyle Properties, Inc. REIT	2,055	136,493
Equity Residential REIT	3,674	238,296
Erie Indemnity Co., Class A	270	76,245
Essential Utilities, Inc.	2,229	107,527
Essex Property Trust, Inc. REIT	712	156,911
Estee Lauder Cos., Inc., Class A	2,445	576,507
Etsy, Inc.*	1,340	177,001
Evergy, Inc.	2,419	143,229
Eversource Energy	3,480	288,353
Exact Sciences Corp.*	1,889	84,911
Exelon Corp.	10,565	437,074
Expedia Group, Inc.*	1,440	153,850
Expeditors International of Washington, Inc.	1,781	206,703
Extra Space Storage, Inc. REIT	1,379	221,592
Exxon Mobil Corp.	43,817	4,878,585
F5, Inc.*	645	99,723
FactSet Research Systems, Inc.	395	182,210
Fair Isaac Corp.*	280	173,522
Fastenal Co.	6,061	312,202
FedEx Corp.	2,650	482,883
Fidelity National Financial, Inc.	2,642	106,631
Fidelity National Information Services, Inc.	6,459	468,794
Fifth Third Bancorp	7,202	261,865
First Citizens BancShares, Inc., Class A	127	103,690
First Horizon Corp.	5,355	133,072
First Republic Bank	1,976	252,157
First Solar, Inc.*	1,014	174,945
FirstEnergy Corp.	5,707	235,357
Fiserv, Inc.*	6,378	665,608
FleetCor Technologies, Inc.*	838	164,416
FMC Corp.	1,323	172,837
Ford Motor Co.	40,300	560,170
Fortinet, Inc.*	7,280	387,005
Fortive Corp.	3,695	249,597
Fortune Brands Home & Security, Inc.	1,453	94,939
Fox Corp., Class A	2,858	92,742
Fox Corp., Class B	1,563	47,703
Franklin Resources, Inc.	3,384	90,725
Freeport-McMoRan, Inc.	14,789	588,602
Gaming and Leisure Properties, Inc. REIT	2,688	141,416
Gartner, Inc.*	797	279,245
Gen Digital, Inc.	5,685	130,528
Generac Holdings, Inc.*	656	69,221
General Dynamics Corp.	2,457	620,122
General Electric Co.	11,459	985,130
General Mills, Inc.	6,222	530,737
General Motors Co.	14,540	589,742
Genuine Parts Co.	1,546	283,428
Gilead Sciences, Inc.	13,234	1,162,342
Global Payments, Inc.	2,971	308,330
Globe Life, Inc.	997	119,600
GoDaddy, Inc., Class A*	1,757	139,031
Goldman Sachs Group, Inc.	3,583	1,383,575
Halliburton Co.	9,317	353,021
Hartford Financial Services Group, Inc.	3,435	262,331
Hasbro, Inc.	1,356	85,184
HCA Healthcare, Inc.	2,398	576,048
Healthcare Realty Trust, Inc. REIT	3,990	81,915
Healthpeak Properties, Inc. REIT	6,159	161,735
HEICO Corp.	474	76,935
HEICO Corp., Class A	814	103,199
Henry Schein, Inc.*	1,355	109,647
Hershey Co.	1,539	361,927
Hess Corp.	2,852	410,431
Hewlett Packard Enterprise Co.	13,698	229,852
HF Sinclair Corp.	1,694	105,604
Hilton Worldwide Holdings, Inc.	2,833	404,042
Hologic, Inc.*	2,418	184,155
Home Depot, Inc.	10,732	3,477,061
Honeywell International, Inc.	7,084	1,555,292
Horizon Therapeutics PLC*	2,211	221,741
Hormel Foods Corp.	3,380	158,860
Host Hotels & Resorts, Inc. REIT	7,189	136,160
Howmet Aerospace, Inc.	4,250	160,097
HP, Inc.	11,114	333,865
Hubbell, Inc.	558	141,765
HubSpot, Inc.*	474	143,636
Humana, Inc.	1,333	733,017
Huntington Bancshares, Inc.	15,700	243,036
Huntington Ingalls Industries, Inc.	418	96,959
IDEX Corp.	833	197,829
IDEXX Laboratories, Inc.*	889	378,598
Illinois Tool Works, Inc.	3,294	749,286
Illumina, Inc.*	1,656	361,140
Incyte Corp.*	2,048	163,164
Ingersoll Rand, Inc.	4,270	230,452
Insulet Corp.*	737	220,636
Intel Corp.	42,898	1,289,943
Intercontinental Exchange, Inc.	5,764	624,299
International Business Machines Corp.	9,475	1,410,827

International Flavors & Fragrances, Inc.	2,713	287,090
International Paper Co.	4,004	148,628
Interpublic Group of Cos., Inc.	4,148	142,525
Intuit, Inc.	2,851	1,162,039
Intuitive Surgical, Inc.*	3,771	1,019,641
Invesco Ltd.	4,276	81,714
Invitation Homes, Inc. REIT	6,448	210,398
IQVIA Holdings, Inc.*	1,919	418,380
Iron Mountain, Inc. REIT	2,730	148,321
J M Smucker Co.	1,183	182,194
Jack Henry & Associates, Inc.	695	131,598
Jacobs Solutions, Inc.	1,444	182,724
JB Hunt Transport Services, Inc.	800	147,112
Johnson & Johnson	27,656	4,922,768
Johnson Controls International PLC	7,193	477,903
JPMorgan Chase & Co.	30,943	4,275,704
Juniper Networks, Inc.	2,860	95,066
Kellogg Co.	2,591	189,013
Keurig Dr Pepper, Inc.	7,798	301,549
KeyCorp	10,641	200,157
Keysight Technologies, Inc.*	1,923	347,851
Kimberly-Clark Corp.	3,570	484,199
Kimco Realty Corp. REIT	7,106	162,870
Kinder Morgan, Inc.	21,920	419,110
KKR & Co., Inc.	5,662	293,971
KLA Corp.	1,475	579,896
Knight-Swift Transportation Holdings, Inc.	1,544	85,584
Kraft Heinz Co.	7,735	304,372
Kroger Co.	7,083	348,413
L3Harris Technologies, Inc.	2,033	461,654
Laboratory Corp. of America Holdings	986	237,330
Lam Research Corp.	1,478	698,178
Lamb Weston Holdings, Inc.	1,448	125,831
Las Vegas Sands Corp.*	4,006	187,641
Lear Corp.	642	92,602
Leidos Holdings, Inc.	1,260	137,756
Lennar Corp., Class A	2,857	250,930
Lennox International, Inc.	344	89,588
Liberty Broadband Corp., Class C*	1,479	134,382
Liberty Media Corp.-Liberty Formula One, Class C*	2,225	135,591
Liberty Media Corp-Liberty SiriusXM, Class A*	832	36,458
Liberty Media Corp-Liberty SiriusXM, Class C*	1,979	86,740
Lincoln National Corp.	1,729	67,327
Live Nation Entertainment, Inc.*	1,893	137,735
LKQ Corp.	2,563	139,248
Lockheed Martin Corp.	2,506	1,215,886
Loews Corp.	2,121	123,336
Lowe’s Cos., Inc.	6,471	1,375,411
LPL Financial Holdings, Inc.	845	200,020
Lucid Group, Inc.*(b)	4,242	43,014
Lumen Technologies, Inc.	8,490	46,440
LyondellBasell Industries NV, Class A	2,890	245,679
M&T Bank Corp.	1,796	305,356
Marathon Oil Corp.	7,568	231,808
Marathon Petroleum Corp.	5,202	633,656
Markel Corp.*	145	192,102
MarketAxess Holdings, Inc.	395	105,828
Marriott International, Inc., Class A	2,923	483,318
Marsh & McLennan Cos., Inc.	5,292	916,469
Martin Marietta Materials, Inc.	625	229,050
Marvell Technology, Inc.	8,573	398,816
Masco Corp.	2,287	116,134
Masimo Corp.*	621	90,008
Mastercard, Inc., Class A	9,099	3,242,884
Match Group, Inc.*	2,861	144,652
McCormick & Co., Inc.	2,715	231,264
McDonald’s Corp.	7,743	2,112,213
McKesson Corp.	1,488	567,940
Medical Properties Trust, Inc. REIT(b)	6,367	83,535
Merck & Co., Inc.	26,628	2,932,275
Meta Platforms, Inc., Class A*	23,915	2,824,361
MetLife, Inc.	6,982	535,519
Mettler-Toledo International, Inc.*	243	357,103
MGM Resorts International	3,720	137,119
Microchip Technology, Inc.	5,612	444,414
Micron Technology, Inc.	11,492	662,514
Microsoft Corp.	74,447	18,994,408
Mid-America Apartment Communities, Inc. REIT	1,266	208,738
Moderna, Inc.*	3,570	627,999
Mohawk Industries, Inc.*	416	42,153
Molina Healthcare, Inc.*	655	220,584
Molson Coors Beverage Co., Class B	1,967	108,401
Mondelez International, Inc., Class A	14,430	975,612
MongoDB, Inc.*	656	100,165
Monolithic Power Systems, Inc.	463	176,847
Monster Beverage Corp.*	4,116	423,372
Moody’s Corp.	1,751	522,271
Morgan Stanley	13,456	1,252,350
Mosaic Co.	3,536	181,397
Motorola Solutions, Inc.	1,768	481,250
MSCI, Inc.	858	435,718
Nasdaq, Inc.	3,630	248,510
NetApp, Inc.	2,318	156,720
Netflix, Inc.*	4,672	1,427,436
Neurocrine Biosciences, Inc.*	972	123,502
Newell Brands, Inc.	4,259	55,239
Newmont Corp.	8,140	386,406
News Corp., Class A	4,251	81,407
NextEra Energy, Inc.	20,560	1,741,432
NIKE, Inc., Class B	13,423	1,472,369
NiSource, Inc.	4,271	119,332
Nordson Corp.	502	118,718

Norfolk Southern Corp.	2,522	646,893
Northern Trust Corp.	2,200	204,842
Northrop Grumman Corp.	1,542	822,333
NRG Energy, Inc.	2,670	113,341
Nucor Corp.	2,702	405,165
NVIDIA Corp.	26,237	4,440,088
NVR, Inc.*	33	153,087
Occidental Petroleum Corp.	9,840	683,782
Okta, Inc.*	1,582	84,352
Old Dominion Freight Line, Inc.	1,025	310,175
Omnicom Group, Inc.	2,139	170,607
ON Semiconductor Corp.*	4,796	360,659
ONEOK, Inc.	4,712	315,327
Oracle Corp.	16,875	1,401,131
O’Reilly Automotive, Inc.*	664	574,055
Otis Worldwide Corp.	4,286	334,694
Ovintiv, Inc.	2,599	144,920
Owens Corning	1,040	92,394
PACCAR, Inc.	3,570	378,099
Packaging Corp. of America	988	134,259
Palantir Technologies, Inc., Class A*	18,341	137,557
Palo Alto Networks, Inc.*	3,102	527,030
Paramount Global, Class B(b)	6,550	131,524
Parker-Hannifin Corp.	1,390	415,527
Paychex, Inc.	3,475	431,004
Paycom Software, Inc.*	579	196,339
Paylocity Holding Corp.*	417	90,835
PayPal Holdings, Inc.*	11,492	901,088
PepsiCo, Inc.	14,497	2,689,338
PerkinElmer, Inc.	1,281	178,994
Pfizer, Inc.	59,263	2,970,854
PG&E Corp.*(b)	16,078	252,425
Philip Morris International, Inc.	16,241	1,618,740
Phillips 66	5,045	547,080
Pinterest, Inc., Class A*	5,608	142,555
Pioneer Natural Resources Co.	2,434	574,400
Plug Power, Inc.*(b)	5,060	80,758
PNC Financial Services Group, Inc.	4,328	728,229
Pool Corp.	420	138,352
PPG Industries, Inc.	2,483	335,751
PPL Corp.	7,747	228,691
Principal Financial Group, Inc.	2,775	248,862
Procter & Gamble Co.	25,028	3,733,176
Progressive Corp.	6,012	794,486
Prologis, Inc. REIT	9,731	1,146,214
Prudential Financial, Inc.	3,959	427,691
PTC, Inc.*	1,168	148,581
Public Service Enterprise Group, Inc.	5,033	304,748
Public Storage REIT	1,613	480,609
PulteGroup, Inc.	2,267	101,516
Qorvo, Inc.*	1,140	113,145
QUALCOMM, Inc.	11,770	1,488,787
Quanta Services, Inc.	1,516	227,218
Quest Diagnostics, Inc.	1,142	173,390
Raymond James Financial, Inc.	2,065	241,399
Raytheon Technologies Corp.	15,710	1,550,891
Realty Income Corp. REIT	6,245	393,872
Regency Centers Corp. REIT	1,627	108,082
Regeneron Pharmaceuticals, Inc.*	1,113	836,642
Regions Financial Corp.	9,121	211,698
Repligen Corp.*	536	95,858
Republic Services, Inc.	2,228	310,338
ResMed, Inc.	1,542	354,968
Rivian Automotive, Inc., Class A*	3,208	102,784
Robert Half International, Inc.	991	78,071
ROBLOX Corp., Class A*	3,704	117,676
Rockwell Automation, Inc.	1,222	322,877
Roku, Inc.*	1,279	75,934
Rollins, Inc.	2,250	90,990
Roper Technologies, Inc.	1,109	486,729
Ross Stores, Inc.	3,723	438,085
Royal Caribbean Cruises Ltd.*(b)	2,320	139,038
Royalty Pharma PLC, Class A	3,547	155,962
RPM International, Inc.	1,356	140,509
S&P Global, Inc.	3,592	1,267,258
Salesforce, Inc.*	10,428	1,671,087
SBA Communications Corp. REIT	1,143	342,100
Schlumberger N.V.	14,658	755,620
Seagate Technology Holdings PLC	2,047	108,430
Seagen, Inc.*	1,502	182,328
Sealed Air Corp.	1,562	83,145
SEI Investments Co.	1,281	79,781
Sempra Energy	3,323	552,249
Sensata Technologies Holding PLC	1,547	69,770
ServiceNow, Inc.*	2,108	877,560
Sherwin-Williams Co.	2,546	634,412
Signature Bank	664	92,628
Simon Property Group, Inc. REIT	3,404	406,574
Sirius XM Holdings, Inc.(b)	7,954	51,621
Skyworks Solutions, Inc.	1,724	164,849
Snap, Inc., Class A*	11,247	115,957
Snap-on, Inc.	561	134,977
Snowflake, Inc., Class A*	2,356	336,672
Southern Co.	11,291	763,723
Southwest Airlines Co.*	1,546	61,701
Splunk, Inc.*	1,675	130,114
SS&C Technologies Holdings, Inc.	2,677	143,916
Stanley Black & Decker, Inc.	1,724	140,885
Starbucks Corp.	12,117	1,238,357
State Street Corp.	3,767	300,117
Steel Dynamics, Inc.	1,986	206,405
STERIS PLC	1,051	195,213
Stryker Corp.	3,570	834,987
Sun Communities, Inc. REIT	1,273	187,004
SVB Financial Group*	638	147,876
Synchrony Financial	4,811	180,797

Synopsys, Inc.*	1,615	548,357
Sysco Corp.	5,342	462,136
T. Rowe Price Group, Inc.	2,324	290,291
Take-Two Interactive Software, Inc.*	1,705	180,201
Targa Resources Corp.	2,286	170,056
Target Corp.	4,800	801,936
TE Connectivity Ltd.	3,398	428,556
Teledyne Technologies, Inc.*	469	197,027
Teleflex, Inc.	549	128,532
Teradyne, Inc.	1,714	160,173
Tesla, Inc.*	27,979	5,447,511
Texas Instruments, Inc.	9,533	1,720,325
Texas Pacific Land Corp.	65	168,515
Textron, Inc.	2,237	159,677
Thermo Fisher Scientific, Inc.	4,119	2,307,546
TJX Cos., Inc.	12,299	984,535
T-Mobile US, Inc.*	6,536	989,943
Toast, Inc., Class A*	2,408	44,211
Tractor Supply Co.	1,125	254,599
Trade Desk, Inc., Class A*	4,734	246,831
Tradeweb Markets, Inc., Class A	1,177	72,338
TransDigm Group, Inc.	523	328,706
TransUnion	2,164	136,505
Travelers Cos., Inc.	2,449	464,845
Trimble, Inc.*	2,760	164,910
Truist Financial Corp.	14,118	660,864
Twilio, Inc., Class A*	1,806	88,530
Tyler Technologies, Inc.*	433	148,406
Tyson Foods, Inc., Class A	2,930	194,200
Uber Technologies, Inc.*	15,618	455,109
UDR, Inc. REIT	3,351	138,966
UGI Corp.	2,049	79,194
Ulta Beauty, Inc.*	578	268,678
Union Pacific Corp.	6,559	1,426,123
United Parcel Service, Inc., Class B	7,691	1,459,213
United Rentals, Inc.*	744	262,654
UnitedHealth Group, Inc.	9,821	5,379,551
Unity Software, Inc.*	2,754	108,811
Universal Health Services, Inc., Class B	779	101,932
US Bancorp	14,902	676,402
Vail Resorts, Inc.	423	108,939
Valero Energy Corp.	4,087	546,105
Veeva Systems, Inc., Class A*	1,443	274,689
Ventas, Inc. REIT	4,207	195,752
VeriSign, Inc.*	1,041	208,002
Verisk Analytics, Inc.	1,702	312,674
Verizon Communications, Inc.	44,222	1,723,774
Vertex Pharmaceuticals, Inc.*	2,680	847,952
VF Corp.	3,578	117,430
Viatris, Inc.	12,635	139,364
VICI Properties, Inc. REIT	10,150	347,130
Visa, Inc., Class A	17,140	3,719,380
Vistra Corp.	4,718	114,789
VMware, Inc., Class A*	2,156	261,932
Vulcan Materials Co.	1,343	246,212
W.R. Berkley Corp.	2,019	154,009
W.W. Grainger, Inc.	482	290,675
Walgreens Boots Alliance, Inc.	7,593	315,110
Walmart, Inc.	15,866	2,418,296
Walt Disney Co.*	19,135	1,872,742
Warner Bros Discovery, Inc.*	23,176	264,206
Waste Connections, Inc.	2,709	391,451
Waste Management, Inc.	4,364	731,930
Waters Corp.*	659	228,409
Webster Financial Corp.	1,974	107,267
WEC Energy Group, Inc.	3,321	329,244
Wells Fargo & Co.	40,176	1,926,439
Welltower, Inc. REIT	4,710	334,551
West Pharmaceutical Services, Inc.	763	179,046
Western Digital Corp.*	3,546	130,316
Western Union Co.	5,106	74,854
Westinghouse Air Brake Technologies Corp.	1,894	191,464
Westlake Corp.	402	43,275
Westrock Co.	2,772	105,114
Weyerhaeuser Co. REIT	7,864	257,231
Whirlpool Corp.	645	94,512
Williams Cos., Inc.	12,689	440,308
Wolfspeed, Inc.*	1,274	115,832
Workday, Inc., Class A*	2,081	349,400
WP Carey, Inc. REIT	2,007	158,152
Wynn Resorts Ltd.*(b)	1,183	98,970
Xcel Energy, Inc.	5,797	407,065
Xylem, Inc.	2,048	230,093
Yum! Brands, Inc.	2,954	380,062
Zebra Technologies Corp., Class A*	599	161,898
Zillow Group, Inc., Class C*	1,452	55,147
Zimmer Biomet Holdings, Inc.	2,143	257,374
Zoetis, Inc.	4,903	755,748
Zoom Video Communications, Inc., Class A*	2,314	174,545
ZoomInfo Technologies, Inc.*	2,760	78,936
Zscaler, Inc.*	798	106,493

(Cost $363,319,414)		370,165,722

Uruguay - 0.1%
MercadoLibre, Inc.*
(Cost $515,633)	476	443,149

TOTAL COMMON STOCKS (Cost $514,461,244)		515,388,457

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Bayerische Motoren Werke AG	558	47,486
Dr Ing hc F Porsche AG*	1,198	134,207
Henkel AG & Co. KGaA	1,875	132,130
Porsche Automobil Holding SE	1,615	97,013

Sartorius AG	259	95,044
Volkswagen AG	1,973	284,207

(Cost $900,238)		790,087

United States - 0.0%
AMC Entertainment Holdings, Inc.*(b)
(Cost $79,929)	5,444	5,291

TOTAL PREFERRED STOCKS (Cost $980,167)		795,378

RIGHTS - 0.0%
Switzerland - 0.0%
Credit Suisse Group AG*(b), expires 12/13/22
(Cost $0)	27,395	2,530

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	19,824	17,478

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(d)(e)
(Cost $668,038)	668,038	668,038

CASH EQUIVALENTS - 0.4%
DWS Government Money Market Series “Institutional Shares”, 3.74%(d)
(Cost $1,896,323)	1,896,323	1,896,323

TOTAL INVESTMENTS - 99.5% (Cost $518,005,772)		$518,768,204
Other assets and liabilities, net - 0.5%		2,750,602

NET ASSETS - 100.0%		$521,518,806

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022

COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG(c)
178,464	—		—	—	43,777	—	—	21,324	222,241
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(d)(e)
339,649	328,389	(f)	—	—	—	10,247	—	668,038	668,038
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 3.74%(d)
995,448	3,482,407		(2,581,532)	—	—	8,792	—	1,896,323	1,896,323

1,513,561	3,810,796		(2,581,532)	—	43,777	19,039	—	2,585,685	2,786,602

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $4,751,960, which is 0.9% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,328,882.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interests
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2022 the Xtrackers MSCI Kokusai Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Information Technology	$110,611,307	21.4%
Health Care	74,179,364	14.4
Financials	73,691,397	14.3
Consumer Discretionary	51,357,873	9.9
Industrials	50,065,054	9.7
Consumer Staples	40,259,431	7.8
Communication Services	32,984,108	6.4
Energy	30,502,252	5.9
Materials	22,805,215	4.4
Utilities	16,399,611	3.2
Real Estate	13,348,231	2.6

Total	$516,203,843	100.0%

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
E-Mini S&P 500 Futures	USD	17	$3,385,333	$3,469,062	12/16/2022	$83,729
MINI S&P/TSX 60 Futures	CAD	1	44,076	45,744	12/15/2022	1,668
MSCI EAFE Futures	USD	14	1,323,655	1,385,860	12/16/2022	62,205
S&P MidCap 400 E-Mini Futures	USD	2	477,160	515,960	12/16/2022	38,800

Total unrealized appreciation						$186,402

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2022.

Currency Abbreviations

CAD	Canadian Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$515,388,457	$—	$—	$515,388,457
Preferred Stocks(a)	795,378	—	—	795,378
Rights	2,530	—	—	2,530
Warrants	17,478	—	—	17,478
Short-Term Investments(a)	2,564,361	—	—	2,564,361
Derivatives(b)
Futures Contracts	186,402	—	—	186,402

TOTAL	$518,954,606	$—	$—	$518,954,606

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

KOKU-PH1

R-089711-1 (5/24) DBX005195 (5/24)